BDI INVESTMENT CORPORATION

                           --------------------------

                            For the Six Months Ending

                                December 31, 1995


                           BDI INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Unaudited)



                                                      Six Months    Twelve Months
                                                        Ended           Ended
                                                      December 31,     July 2,
                                                        1995            1995
                                                     ------------    ------------
ASSETS:

     Investments in Securities at Market
        Value (Note B) (Cost of $13,608,000) .....   $ 13,758,000    $ 12,885,000
     Cash and Cash Equivalents ...................         25,000         404,000
     Interest Receivable .........................        260,000         182,000
     Other Receivables ...........................          6,000           7,000
     Prepaid Expenses ............................          3,000               0
                                                     ------------    ------------
                                Total Assets: ....   $ 14,052,000    $ 13,478,000
LIABILITIES:

     Accounts Payable ............................         10,000          12,000
     Accounts Payable-Broker .....................              0         102,000
     Accrued Expenses ............................          9,000           8,000
     Dividend Payable ............................        427,000         361,000
                                                     ------------    ------------
                                Total Liabilities:   $    446,000    $    483,000
                                                     ------------    ------------
                                Net Assets: ......   $ 13,606,000    $ 12,995,000
NET ASSETS: ......................................    ===========     ===========

     Preferred Stock, Without Par Value:
       Authorized, 500,000 Shares Issued None
     Common Stock, Par Value $.10 Per Share
       Authorized, 4,500,000 Shares
       Issued, 1,425,151 .........................        143,000         143,000
     Additional Paid-In Capital ..................      3,673,000       3,673,000
     Retained Earnings ...........................      9,812,000       9,201,000
     Less-Treasury Stock at Cost, 3,600 Shares ...        (22,000)        (22,000)
                                                     ------------    ------------
                                Net Assets: ......   $ 13,606,000    $ 12,995,000
                                                     ============    ============
     Net Assets per Common Share Outstanding: ....   $       9.57    $       9.14
                                                     ============    ============

                        See Notes To Financial Statements

                           BDI INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                                   (Unaudited)

                                                         Six Months Ended
                                                     ----------      ----------
                                                    December 31,    December 31,
                                                        1995            1994
                                                     ----------      ----------
INVESTMENT INCOME:  (Note B)
     Interest .................................      $  400,000      $  392,000
     Dean Witter Tax Exempt ...................          12,000          11,000
     Tax-Exempt Dividends .....................           2,000           2,000
                                                     ----------      ----------
                                                     $  414,000      $  405,000

EXPENSES:
     Accounting and Bookkeeping ...............          13,000          15,000
     Legal ....................................           1,000           5,000
     Directors' Fees ..........................          12,000          12,000
     Other Operating ..........................           3,000           4,000
     Insurance ................................           1,000           1,000
                                                     ----------      ----------
                                                         30,000          37,000
                                                     ----------      ----------
               Net Investment Income ..........      $  384,000      $  368,000
                                                     ----------      ----------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

     Proceeds from Sales
       and redemptions ........................       1,096,000         909,000
     Cost of Investments Sold
       and Redeemed ...........................       1,031,000         940,000
                                                     ----------      ----------
     Net Realized Gain/(Loss) .................          65,000         (31,000)
     Net Unrealized Gain/(Loss) ...............         585,000        (747,000)
                                                     ----------      ----------

     Net Realized and Unrealized
       Gain/(Loss) on Investments .............         650,000        (778,000)
                                                     ----------      ----------
NET REALIZED AND UNREALIZED GAIN ..............      $1,034,000      ($ 410,000)
                                                     ==========      ==========

                        See Note to Financial Statements

                               BDI INVESTMENT CORPORATION
                           STATEMENT OF CHANGES IN NET ASSETS
                                       (Unaudited)

                                                         Six Months Ended
                                                   ------------    ------------
                                                   December 31,     December 31,
                                                       1995             1994
                                                   ------------    ------------
FROM INVESTMENT ACTIVITIES
     Net Investment Income .....................   $    384,000    $    368,000
     Net Realized Gain/(Loss)
       on Investments ..........................         65,000         (31,000)
     Net Unrealized Gain/(Loss) on
       Investments .............................        585,000        (747,000)
                                                   ------------    ------------

     Increase in Net Assets Derived
       from Investment Activities ..............      1,034,000        (410,000)

        From Distributions to Shareholders:

     One bi-annual $.25 dividend and
       one $.0473 per share dividend on
       1,421,551 Shares Outstanding ............       (423,000)       (453,000)
                                                   ------------    ------------

NET INCREASE/(DECREASE) IN ASSETS ..............        611,000        (863,000)

NET ASSETS:
     Beginning of Period .......................     12,995,000      12,837,000
       (including undistributed net
        investment income)
     End of Period .............................     13,606,000      11,974,000
                                                   ============    ============


                        See Note to Financial Statements

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 1995


A.   Consolidated Financial Statement:

           The statement of assets and liabilities including the schedule of tax-exempt securities as of December 31, 1995, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 1995, have been prepared by the Company, without audit. In the opinion of management, all adjustments (which include only normal reocurring adjustments) necessary to present fairly the financial position at December 31, 1995 and all periods presented have been made.

B.   General:

            On January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

C.    Summary of Significant Accounting Policies:

           Investments:

            The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

           Income Recognition:

            Security transactions are recorded on the trade date. Interest income is accrued and recorded based upon settlement dates.

           Taxes:

            The Company has qualified as a Regulated Investment Company under certain provisions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 1995


          Distributions:

            It is the Company's policy to record distributions to shareholders as of the date they are declared by the Board of Directors.

          Fiscal Year:

            The Company's fiscal year ends on the Saturday nearest the end of June.

D.    Directors' Fees:

            The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company.

E.    Purchases and Sales of Securities:

            For the six months ending December 31, 1995, the aggregate cost of tax-exempt bond purchases were $1,323,000 and the aggregate proceeds from sales or redemptions of tax-exempt bonds were $1,096,000.

F.     Income Taxes:

            For the six months ending December 31, 1995, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).

                                                     BDI INVESTMENT CORPORATION
                                                        INVESTMENT PORTFOLIO
                                                       SCHEDULE OF SECURITIES
                                                          December 31, 1995

                                                                                                                          MARKET
      PAR VALUE                            ISSUER                                            COST                         VALUE
      ---------                            ------                                            ----                         -----
      $35,000                      Anaheim CA Elec Rev                                      $33,000                      $36,000
                                   6.700%, 10/1/98

      100,000                      Anaheim CA Water Rev                                     103,000                      103,000
                                   6.000%, 7/1/03

      100,000                      Association Bay Area Govt                                100,000                      100,000
                                   5.625%, 10/1/98

      100,000                      Association Bay Area Govt                                100,000                      100,000
                                   5.900%, 10/1/99

      255,000                      Association Bay Area Govt                                253,000                      256,000
                                   6.100%, 10/1/00

      200,000                      Bakersfield CA Pub Fing                                  200,000                      208,000
                                   5.800%, 9/15/06

      140,000                      Banning, California                                      133,000                      149,000
                                   7.000%, 3/1/20

      265,000                      Buena Park Redev                                         263,000                      269,000
                                   6.300%, 9/1/99

      260,000                      Buena Park Redev                                         258,000                      264,000
                                   6.300%, 3/1/99

       65,000                      Calif Edl Rev-Pepperdine Univ                             67,000                       68,000
                                   6.750%, 1/15/06

      100,000                      CA HFF Healthcare                                        100,000                      105,000
                                   5.900%, 9/1/02

      200,000                      CA HFF Healthcare                                        202,000                      212,000
                                   6.000%, 9/1/03

       50,000                      CA Health Kaiser                                          54,000                       55,000
                                   7.000%, 10/1/99



                                                     BDI INVESTMENT CORPORATION
                                                        INVESTMENT PORTFOLIO
                                                       SCHEDULE OF SECURITIES
                                                          December 31, 1995

                                                                                                                          MARKET
      PAR VALUE                            ISSUER                                            COST                         VALUE
      ---------                            ------                                            ----                         -----
      $25,000                      CA Housing Fin Agy Rev                                   $25,000                      $26,000
                                   6.250%, 2/1/06

      190,000                      California Special District                              196,000                      194,000
                                   8.000%, 7/1/98

      150,000                      CA State Pub Works                                       149,000                      155,000
                                   5.600%, 4/1/06

      100,000                      CA State Pub Works                                       101,000                      107,000
                                   6.400%, 9/1/08

      175,000                      California State, Vet. GO                                175,000                      178,000
                                   7.000%, 4/1/16

      100,000                      Compton, California Cmnty                                100,000                      112,000
                                   7.700%, 8/1/99

      325,000                      Compton, California Cmnty                                325,000                      369,000
                                   7.800%, 8/1/01

      100,000                      Contra Costa Cnty                                        100,000                      108,000
                                   6.200%, 8/1/08

      165,000                      Contra Costa Hosp COP                                    172,000                      176,000
                                   6.400%, 11/1/05

      250,000                      East Muni Wtr & Swr                                      243,000                      252,000
                                   5.375%, 7/1/13

      340,000                      Eldorado Cal Cmnty                                       359,000                      366,000
                                   7.900%, 6/1/08

      340,000                      Emeryville Public Fing                                   337,000                      338,000
                                   5.700%, 9/1/07

       50,000                      Los Angeles MFHR FHA                                      51,000                       52,000
                                   7.300%, 7/20/11



                                                     BDI INVESTMENT CORPORATION
                                                        INVESTMENT PORTFOLIO
                                                       SCHEDULE OF SECURITIES
                                                          December 31, 1995

                                                                                                                          MARKET
      PAR VALUE                            ISSUER                                            COST                         VALUE
      ---------                            ------                                            ----                         -----
     $225,000                      Metro Water Dist R.G.O.                                 $192,000                     $222,000
                                   5.250%, 3/1/22

      500,000                      Metro Water Dist Rev                                     500,000                      502,000
                                   5.400%, 7/1/10

       50,000                      Metro Water Dist Rev                                      49,000                       50,000
                                   5.500%, 7/1/19

      600,000                      Metro Water Dist Rev                                     588,000                      603,000
                                   5.500%, 7/1/13

      350,000                      Metro Water Dist Rev                                     341,000                      331,000
                                   5.000%, 7/1/20

      150,000                      Midpeninsula Reg                                         150,000                      170,000
                                   6.950%, 9/1/08

       25,000                      Montclair, CA Redv Agy Res                                24,000                       27,000
                                   7.750%, 10/1/11

       70,000                      Morgan Hill Redev                                         70,000                       71,000
                                   5.250%, 3/1/98

      115,000                      N Cal Public Power                                       111,000                      111,000
                                   5.000%, 7/1/09

      125,000                      Oakland, California Redev.                               125,000                      136,000
                                   7.400%, 6/1/10

       45,000                      Palmdale, CA SFMR                                         43,000                       52,000
                                   7.000%, 9/1/11

      600,000                      Placer Co Cal Wtr                                        600,000                      612,000
                                   5.500%, 7/1/10

      145,000                      Pleasanton CA CTFS                                       153,000                      157,000
                                   6.700%, 10/1/06


                                                     BDI INVESTMENT CORPORATION
                                                        INVESTMENT PORTFOLIO
                                                       SCHEDULE OF SECURITIES
                                                          December 31, 1995

                                                                                                                          MARKET
      PAR VALUE                            ISSUER                                            COST                         VALUE
      ---------                            ------                                            ----                         -----

     $335,000                      Puerto Rico HFC                                         $346,000                     $358,000
                                   7.500%, 4/1/22

      325,000                      Puerto Rico HFC SF GNMA                                  338,000                      348,000
                                   7.650%, 10/15/22

      495,000                      Redding CA Sch Sr                                        441,000                      475,000
                                   5.000%, 3/1/19

      235,000                      Riverside Co CA Asset                                    235,000                      241,000
                                   6.000%, 6/1/04

      600,000                      Riverside Electric Rev                                   567,000                      579,000
                                   5.000%, 10/1/13

       50,000                      Sacramento New Pub Hsg                                    52,000                       52,000
                                   6.000%, 12/1/07

      190,000                      San Clemente, CA Ltd Obl                                 190,000                      196,000
                                   7.900%, 9/1/99

      155,000                      San Francisco GO                                         159,000                      164,000
                                   6.100%, 6/15/07

      100,000                      San Francisco Port Comm                                   98,000                      104,000
                                   5.500%, 7/1/04

       50,000                      San Francisco Pub HSG                                     50,000                       51,000
                                   5.125%, 8/1/10

      200,000                      San Joaquin Cop Hosp                                     200,000                      201,000
                                   5.900%, 9/1/03

      100,000                      San Luis Obisbo Wtr                                      100,000                      102,000
                                   5.375%, 6/1/08

      105,000                      San Luis Obisbo Wtr                                      105,000                      107,000
                                   5.500%, 6/1/09


                                                     BDI INVESTMENT CORPORATION
                                                        INVESTMENT PORTFOLIO
                                                       SCHEDULE OF SECURITIES
                                                          December 31, 1995
                                                                                                                         MARKET
      PAR VALUE                            ISSUER                                            COST                         VALUE
      ---------                            ------                                            ----                         -----
     $600,000                      Santa Maria Redev                                       $581,000                     $582,000
                                   5.000%, 6/1/16

       85,000                      Santa Margarita Water District                            85,000                       88,000
                                   7.500%, 11/1/11

      200,000                      Sierra Uni Sch Dist                                      193,000                      198,000
                                   5.650%, 3/1/04

      100,000                      Sonoma, CA Cmnty Redev                                    99,000                      103,000
                                   7.900%, 8/1/14

      250,000                      Tahoe Forest Hospital                                    246,000                      261,000
                                   5.850%, 8/1/04

      600,000                      Tehatchapi School Dist                                   593,000                      597,000
                                   6.300%, 8/1/21

       80,000                      Thousand Oaks, CA RDV                                     82,000                       84,000
                                   7.900%, 1/01/16

      130,000                      University of CA Revs                                    129,000                      133,000
                                   5.875%, 9/1/08

      170,000                      US Treasury Bill                                         168,000                      169,000
                                   0.000%, 2/15/96

      575,000                      Vallejo CA Rev FHA                                       575,000                      564,000
                                   5.650%, 5/1/27

      335,000                      Westminister City COP                                    335,000                      335,000
                                   5.750%, 6/1/09
   ----------
   13,245,000
   ==========
        UNITS
       24,875                      Dean Witter Coldwell Banker                              496,000                      265,000
                                      Tax Exempt Mortgage Fund
                                                                                        -----------                  -----------
                                                                                        $13,608,000                  $13,759,000
                                                                                        ===========                  ===========

                                                     BDI INVESTMENT CORPORATION
                                                      SUPPLEMENTARY INFORMATION

                                       SIX MONTHS ENDED DECEWMBER 31, 1995, DECEMBER 31, 1994,
                                     DECEMBER 31, 1993, DECEMBER 31, 1992 AND DECEMBER 31, 1991

                                        Selected date for each share of common stock follows:

                                                           1995           1994            1993            1992            1991
                                                           ----           ----            ----            ----            ----
Investment Income ....................................     0.29           0.28            0.32            0.38            0.39

Expenses .............................................     0.02           0.03            0.03            0.03            0.04
                                                           ----           ----           -----           -----           -----
       Net Investment Income .........................     0.27           0.26            0.29            0.35            0.35

Dividends from net investment
   income ............................................    (0.30)         (0.32)          (0.33)          (0.39)          (0.43)
                                                           ----           ----           -----           -----           -----
Distributions in excess of net
   investment income .................................    (0.03)         (0.06)          (0.04)          (0.04)          (0.08)

Net realized gain (loss) and
   increase/(decrease) in ............................     0.46          (0.55)           0.04            0.06            0.07
   unrealized appreciation
                                                           ----           ----           -----           -----           -----
Net increase (decrease) in
   net asset value ...................................     0.43          (0.61)           0.00            0.02           (0.01)
                                                           ----           ----           -----           -----           -----
Net asset value:
   Beginning of period ...............................     9.14           9.03            9.67            9.54            9.52
                                                           ----           ----           -----           -----           -----
End of period ........................................     9.57           8.42            9.67            9.56            9.51
                                                           ====           ====           =====           =====           =====
Ratio of expense to average ..........................     0.22%          0.30%           0.30%           0.27%           0.43%
   net assests
                                                           ====           ====           =====           =====           =====
Ratio of net investment ..............................     2.85%          2.94%           2.98%           3.66%           3.69%
   income to average net assets
                                                           ====           ====           =====           =====           =====
Ratio of total investment
   operating expenses to total .......................     7.25%          9.14%           9.25%           6.94%          10.43%
   investment income
                                                           ====           ====           =====           =====           =====
Market price at end of period ........................      *              *              *               *               *
Portfolio Turnover ...................................     8.14%          6.63%          13.63%          12.82%           7.31%
                                                           ====           ====           =====           =====           =====
Number of shares outstanding at the                                                      1,421,551
     end of each period                                                                  =========

   * Due to the limited market that currently exists for the Company's common stock, there is is no established market price.

                           BDI INVESTMENT CORPORATION
                                 CORPORATE DATA




      Arthur Brody                     Chairman of the Board of Directors,
                                       Chief Executive Officer, President
                                       and Treasurer

      Edward Kane                      Director

      Michael Stolper                  Director

      Donald Brody                     Secretary

      COUNSEL:                         Lowenstein, Sandler, Kohl,
                                       Fisher and Boylan

      AUDITORS:                        Coopers & Lybrand

      TRANSFER AGENT:                  Registrar & Transfer Co.

      CUSTODIAN:                       Dean Witter